Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

5. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	September 30,	December 31,
(in thousands)	2020	2019
Payroll and benefits	$1,318	$540
Consulting services	23	60
Legal services	458	—
Research and development	818	484
Facility costs	36	18
Other	537	—

Total	$3,190	$1,102

5. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

(in thousands)	December 31,
	2018	2019

Payroll and benefits	$184	$540
Consulting services	—	60
Legal services	—	—
Research and development	8	484
Facility costs	—	18
Other	1	—

Total	$193	$1,102